Securities Act File No. 333-214087

As filed with the Securities and Exchange Commission on June 8, 2017

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on immediately pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registrant Statement.
(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-214087) filed with the Securities and Exchange Commission on November 28, 2016 (SEC Accession No 0001193125-16-778061).

This Post-Effective Amendment is being filed solely for the purpose of filing the final counsel tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

(1)	Amended and Restated Declaration of Trust, filed previously with PEA 212 on December 23, 2015.

(2)	Bylaws, filed previously with PEA 89 on February 28, 2008.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization (See Exhibit A to the Proxy Statement/Prospectus).

(5)	See Exhibits 1 and 2

(6)	(a)	Management Agreement

(i)	Management Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”) filed previously with PEA 213 on February 25, 2016.

(ii)	Amended Schedule A to Management Agreement dated July 31, 2016, filed previously with PEA 230 on September 29, 2016.

(iii)	Amended Schedule A dated November 11, 2016 to Management Agreement, filed previously with PEA 236 on November 10, 2016.

(b)	Sub-Advisory Agreements

(i)	Sub-Advisory Agreement between TAM and Ranger Investment Management, L.P., filed previously with PEA 159 on August 30, 2012.

(a)	Amendment to Sub-Advisory Agreement, filed previously with PEA 216 on April 29, 2016.

(ii)	Sub-Advisory Agreement between TAM and Systematic Financial Management L.P., filed previously with PEA 126 on April 29, 2011.

(a)	Amendment to Sub-Advisory Agreement, filed previously with PEA 179 on October 31, 2013.

(b)	Amendment to Sub-Advisory Agreement, filed previously with PEA 216.

(iv)	Sub-Advisory Agreement between TAM and Boston Advisors, LLC, filed previously with PEA 213.

(a)	Amendment to Sub-Advisory Agreement, filed previously with PEA 216.

(iv)	Sub-Advisory Agreement between TAM and Thompson, Siegel & Walmsley LLC, filed previously with PEA 122 on February 28, 2011.

(a)	Amendment to Sub-Advisory Agreement, filed previously with PEA 183 on February 28, 2014.

(b)	Amendment to Sub-Advisory Agreement, filed previously with PEA 185 on April 29, 2014.

(c)	Amendment to Sub-Advisory Agreement, filed previously with PEA 216.

(v)	Sub-Advisory Agreement between TAM and Quantum Capital Management, filed previously with PEA 179.

(a)	Amendment to Sub-Advisory Agreement, filed previously with PEA 216.

(vi)	Sub-Advisory Agreement between TAM and Aegon USA Investment Management, LLC, filed previously with PEA 126.

(a)	Amendment to Sub-Advisory Agreement, filed previously with PEA 213.

(b)	Amendment to Sub-Advisory Agreement, filed previously with PEA 216.

(c)	Amendment to Sub-Advisory Agreement, filed previously with PEA 230.

(d)	Amendment to Sub-Advisory Agreement, filed previously with PEA 236.

(7)	Underwriting Agreement, filed previously with PEA 89.

(a)	Updated Schedule I, filed previously with PEA 236.

(8)	Amended and Restated Board Members Deferred Compensation Plan, filed previously with PEA 108 on February 26, 2010.

(9)	Custodian Agreement between Registrant and State Street Bank and Trust Company, filed previously with PEA 126.

(a)	Amendment to Custody Agreement, filed previously with PEA 170 on February 12, 2013.

(b)	Amendment to Appendix A-1 of Custody Agreement, filed previously with PEA 236.

(10)	Plan of Distribution under Rule 12b-1

(a)	Amended and Restated Plan of Distribution under Rule 12b-1, filed previously with PEA 197.

(i)	Amended Schedule A, filed previously with PEA 236.

(b)	Amended and Restated Plan for Multiple Classes of Shares, filed previously with PEA 230 on September 30, 2016.

(i)	Amended Schedule A, filed previously with PEA 236.

(11)	Opinion of counsel as to the legality of the securities being registered, previously filed with the Registration Statement on Form N-14 on October 13, 2016.

(12)	Opinion of counsel as to tax matters, filed herein.

(a)	Transamerica High Yield Bond/Transamerica Partners High Yield Bond

(b)	Transamerica High Yield Bond/Transamerica Partners Institutional High Yield Bond

(c)	Transamerica International Equity/Transamerica Partners International Equity

(d)	Transamerica International Equity /Transamerica Partners Institutional International Equity

(e)	Transamerica Mid Cap Growth/Transamerica Partners Mid Growth

(f)	Transamerica Mid Cap Growth /Transamerica Partners Institutional Mid Growth

(g)	Transamerica Mid Cap Value Opportunities/Transamerica Partners Mid Value

(h)	Transamerica Mid Cap Value Opportunities/Transamerica Partners Institutional Mid Value

(i)	Transamerica Small Cap Value/Transamerica Partners Small Value

(j)	Transamerica Small Cap Value/Transamerica Partners Institutional Small Value

(k)	Transamerica Small Cap Core/Transamerica Partners Small Core

(l)	Transamerica Small Cap Core/Transamerica Partners Institutional Small Core

(m)	Transamerica Small Cap Growth/Transamerica Partners Small Growth

(n)	Transamerica Small Cap Growth/Transamerica Partners Institutional Small Growth

(o)	Transamerica Intermediate Bond/Transamerica Partners Core Bond

(p)	Transamerica Intermediate Bond/Transamerica Partners Institutional Core Bond

(13)	(a)	Transfer Agency Agreement between Registrant and Transamerica Fund Services, Inc. (“TFS”), filed previously with PEA 199 on March 30, 2015.

(b)	Amended and Restated Expense Limitation Agreement between Registrant and TAM, filed previously with PEA 199.

(i)	Amended Schedules A and B, filed previously with PEA 236.

(c)	Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company, filed previously with PEA 170.

(i)	Novation Agreement on behalf of Master Sub-Administration Agreement, filed previously with PEA 230.

(ii)	Amended Schedule (Mutual Funds), filed previously with PEA 236.

(14)	Consent of Independent Registered Certified Public Accounting firm, filed previously with PEA 1 on November 28, 2016.

(15)	Not applicable.

(16)	Power of Attorney for Transamerica Funds, previously filed with the Registration Statement on Form N-14 on October 13, 2016.

(17)	(a)	Form of Proxy Card with respect to series of Transamerica Partners Funds Group (“TPFG, filed previously with PEA 1 on November 28, 2016.

(b)	Form of Proxy Card with respect to series of Transamerica Partners Funds Group II (“TPFGII, filed previously with PEA 1 on November 28, 2016.

(c)	Form of Proxy Card with respect to series of Transamerica Partners Portfolios (“TPP, filed previously with PEA 1 on November 28, 2016.

All exhibits filed previously are herein incorporated by reference.

Item 17.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Transamerica Funds (the “Registrant”) certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 8th day of June 2017.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 2 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief	June 8, 2017
	Marijn P. Smit	Executive Officer

	/s/ Sandra N. Bane	Trustee	June 8, 2017
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	June 8, 2017
Leo J. Hill*

	/s/ David W. Jennings	Trustee	June 8, 2017
David W. Jennings*

	/s/ Russell A. Kimball, Jr.	Trustee	June 8, 2017
Russell A. Kimball, Jr.*

	/s/ Patricia L. Sawyer	Trustee	June 8, 2017
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	June 8, 2017
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	June 8, 2017
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President and Treasurer	June 8, 2017
Vincent J. Toner

* By:	/s/ Tané T. Tyler	Vice President, Associate General	June 8, 2017
	Tané T. Tyler**	Counsel, Chief Legal Officer and Secretary

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Funds

EXHIBIT INDEX

Exhibit Number		Description of Exhibit

(12)		Opinion of Counsel as to Tax Matters

	(a)	Transamerica High Yield Bond/Transamerica Partners High Yield Bond

	(b)	Transamerica High Yield Bond/Transamerica Partners Institutional High Yield Bond

	(c)	Transamerica International Equity/Transamerica Partners International Equity

	(d)	Transamerica International Equity /Transamerica Partners Institutional International Equity

	(e)	Transamerica Mid Cap Growth/Transamerica Partners Mid Growth

	(f)	Transamerica Mid Cap Growth /Transamerica Partners Institutional Mid Growth

	(g)	Transamerica Mid Cap Value Opportunities/Transamerica Partners Mid Value

	(h)	Transamerica Mid Cap Value Opportunities/Transamerica Partners Institutional Mid Value

	(i)	Transamerica Small Cap Value/Transamerica Partners Small Value

	(j)	Transamerica Small Cap Value/Transamerica Partners Institutional Small Value

	(k)	Transamerica Small Cap Core/Transamerica Partners Small Core

	(l)	Transamerica Small Cap Core/Transamerica Partners Institutional Small Core

	(m)	Transamerica Small Cap Growth/Transamerica Partners Small Growth

	(n)	Transamerica Small Cap Growth/Transamerica Partners Institutional Small Growth

	(o)	Transamerica Intermediate Bond/Transamerica Partners Core Bond

	(p)	Transamerica Intermediate Bond/Transamerica Partners Institutional Core Bond